Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	$ 156.6
Balance at the end of the year	163.6	$ 156.6
Middle market loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	111.7
Balance at the end of the year	112.1	111.7
Equity securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	2.7
Balance at the end of the year	5.0	2.7
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(5.2)	0.3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	279.5
Balance at the end of the year	299.3	279.5
Balance at the beginning of the period	0.0	4.6
Balance at the end of the period		0.0
Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.1	0.3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	156.4
Balance at the end of the year	163.6	156.4
Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	(5.3)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	111.7
Balance at the end of the year	112.1	111.7
Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	8.7
Balance at the end of the year	18.6	8.7
Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	2.7
Balance at the end of the year	5.0	2.7
Assets | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	279.5	0.0
Purchases and issuances	93.0	301.5
Settlements and sales	(64.3)	(23.9)
Increase (decrease) in fair value included in net income	(17.2)	1.8
Balance at the end of the year		279.5
Transfers in/(out)	8.3	0.0
Assets | Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	156.4	0.0
Purchases and issuances	79.7	174.7
Settlements and sales	(59.4)	(20.1)
Increase (decrease) in fair value included in net income	(13.1)	1.7
Balance at the end of the year		156.4
Transfers in/(out)	0.0	0.0
Assets | Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	111.7	0.0
Purchases and issuances	0.9	115.5
Settlements and sales	(4.8)	(3.8)
Increase (decrease) in fair value included in net income	(4.0)	0.1
Balance at the end of the year		111.7
Transfers in/(out)	8.3	0.0
Assets | Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	8.7	0.0
Purchases and issuances	10.0	8.7
Settlements and sales	0.0	0.0
Increase (decrease) in fair value included in net income	(0.1)	0.0
Balance at the end of the year		8.7
Transfers in/(out)	0.0	0.0
Assets | Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	2.7	0.0
Purchases and issuances	2.4	2.7
Settlements and sales	(0.1)	0.0
Increase (decrease) in fair value included in net income	0.0	0.0
Balance at the end of the year		2.7
Transfers in/(out)	0.0	0.0
Liability | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses), liability	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the period	0.0
Liability purchases	0.0	0.0
Liability sales	0.0	(7.7)
Liability, increase (decrease) in fv included in net income	0.0	3.1
Balance at the end of the period	0.0	0.0
Liability transfers	0.0	0.0
Liability | Silverton | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses), liability	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the period	0.0	4.6
Liability purchases	0.0	0.0
Liability sales	0.0	(7.7)
Liability, increase (decrease) in fv included in net income	0.0	3.1
Balance at the end of the period	0.0	0.0
Liability transfers	$ 0.0	$ 0.0